Expense Example - FidelitySeriesGlobalexUSIndexFund-PRO - FidelitySeriesGlobalexUSIndexFund-PRO - Fidelity Series Global ex U.S. Index Fund - Fidelity Series Global ex U.S. Index Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13